Discontinued Operations (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
I.C. Power [Member] | Discontinued operations [member]
Disclosure of joint ventures [line items]
Certain payments from ISQ	$ 8	$ 25